Financial Risk Management - Derivative Financial Instruments Per Category (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative Assets	€ 101.9	€ 115.7
Derivative Assets, Noncurrent	59.7	65.2	[1]
Derivative Assets, Current	42.2	50.5	[2]
Derivative Liabilities	47.4	67.3	[3]
Derivative Liabilities, Noncurrent	32.0	62.7
Derivative Liabilities, Current	15.4	4.6
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	0.0	0.0
Derivative Liabilities	0.0	0.6
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	6.5	0.7
Derivative Liabilities	0.9	2.6
Net Investment Hedging [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	0.0	1.2
Derivative Liabilities	2.6	1.2
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	88.5	93.6
Derivative Assets, Noncurrent	59.7	65.2
Derivative Liabilities	32.0	62.7
Derivative Liabilities, Noncurrent	32.0	62.7
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	6.9	20.2
Derivative Liabilities	11.9	0.2
Cost of Sales [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax	€ (11.9)	€ 13.9

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.